Leases - Summary of ROU Assets and Lease Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Assets:
Leasehold premise	$ 220,261
Amortization	(174,788)
Written-off	(44,991)
Effects of movements in exchange rates	(482)
Total right-of-use assets - Operating leases	0	$ 220,261
Operating Lease, Liability [Abstract]
Operating lease liabilities - Current		173,045
Operating lease liabilities - Non-current		$ 36,700
Total lease liabilities	$ 0